Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of remuneration of directors and key management personnel
	Three months ended
	March 31,
	2023	2022
Salaries and benefits	$387,400	$238,914

Schedule of remuneration paid to related parties
	Three months ended
	March 31,
	2023	2022
Salaries and benefits	$7,274	$1,515